Operating Segment Information	6 Months Ended
Jun. 30, 2026
Operating Segment Information [Abstract]
Operating segment information

2. Operating segment information

The Group’s operating segments are the components of the business for which discrete financial information is regularly provided to and reviewed by the Chief Executive Officer, the Group’s CODM. Substantially all of the Group’s revenues are generated in its country of domicile, and revenues from foreign jurisdictions are not material for the periods presented. Accordingly, revenues are not presented by geographic jurisdiction. Based on this internal reporting structure, the Group has identified the following operating segments: Asset Management and Capital Markets. Management organizes the business around these two segments, each with its own leadership team and dedicated resources. The CODM reviews discrete financial information for each operating segment to assess performance and allocate resources. Accordingly, the Group identifies its operating segments based on this internal management reporting structure, consistent with the management-approach framework under ASC 280, Segment Reporting as amended by ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.

Consistent with ASC 280, the segment disclosures are presented on a basis consistent with the information received by the CODM for the current period.

The CODM does not receive segment-level balance sheet information; therefore, segment assets are not disclosed.

Asset Management

The Asset Management segment comprises the Group’s regulated digital-asset investment products, including its suite of ETPs and exchange-traded funds (“ETFs”) that provide investors with exchange-listed exposure to cryptocurrencies and blockchain-related themes.

Capital Markets

The Capital Markets segment is the Group’s trading, liquidity, and balance-sheet deployment engine, focused on proprietary trading and arbitrage, staking and lending of digital assets, treasury/liquidity management, and other yield- and spread-generating activities that support the broader platform. These operations facilitate product creation/redemption flows, manage the deployment of digital assets to earn yield, and execute the operational and risk-management flows necessary to maintain liquidity across the business.

The measure of profitability that the CODM uses to assess segment performance and allocate resources is segment EBITDA. Segment EBITDA excludes share-based compensation, depreciation and amortization, interest income, interest expense, gain/(loss) on treasury digital assets, fair value gain/loss on investments and pricing differentials arising from valuation differences between certain financial instruments held and their underlying digital asset exposures. The Group’s segment EBITDA was reconciled to income before income taxes, and it is presented in the tables below. In evaluating segment results, the CODM is regularly provided with information on the following significant expense categories at the segment level: cost of revenue, salaries and employee benefits, professional fees, marketing expenses, and technology expenses

The following is an analysis of the Group’s results by reportable segment for the six months ended June 30, 2026:

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$40,002	$11,436	$—	$51,438

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(1,864,208)	(15,751)	2,620	(1,877,339)
Gain/(loss) on certificate liabilities	1,754,778	18,690	(18,690)	1,754,778
Other operating gains/(losses)	109,430	486	(486)	109,430
Total gains/(losses) from operations	—	3,425	(16,556)	(13,131)

Total revenues, gains/(losses) from operations (2)	$40,002	$14,861	$(16,556)	$38,307

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(5,043)	(2,663)	—	(7,706)
Salaries and employee benefits	(3,599)	(2,459)	(1,879)	(7,937)
Professional fees	(943)	(872)	(5,790)	(7,605)
Marketing expenses	(1,413)	—	(1,922)	(3,335)
Technology expense	(419)	(574)	(1,552)	(2,545)
Allowance for credit losses	—	231	—	231
Other general and administrative expenses	(1,068)	(1,389)	(1,871)	(4,328)
XBT/ETP Pricing differential (4)	—	—	16,556	16,556
Segment EBITDA	$27,517	$7,135	$(13,014)	$21,638

Share based compensation	—	—	(6,089)	(6,089)
Depreciation and amortization	(1,259)	(452)	(453)	(2,164)
Interest income	293	293	292	878
Interest expense	(1,696)	(1,696)	(1,697)	(5,089)
Loss on treasury digital assets	—	—	(15,398)	(15,398)
Fair value loss on investments	—	—	1,099	1,099
Non-recurring expenses (5)	(758)	(564)	(619)	(1,941)
XBT/ETP Pricing differential (4)	—	—	(16,556)	(16,556)
Income/(loss) before income taxes	$24,097	$4,716	$(52,435)	$(23,622)

(1)	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging, as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
(5)	Segment EBITDA excludes one-off transactions and other non-recurring items that are not considered indicative of the Group's ongoing operating performance.

The following is an analysis of the Group’s results by reportable segment for the six months ended June 30, 2025.

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$59,613	$22,149	$(1,812)	$79,950

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(201,572)	21,771	695	(179,106)
Gain on certificate liabilities	86,169	(19,063)	19,063	86,169
Other operating gains	115,403	1,636	(1,636)	115,403
Total gains from operations	—	4,344	18,122	22,466

Total revenues, gains/(losses) from operations (2)	$59,613	$26,493	$16,310	$102,416

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(7,123)	(1,664)	—	(8,787)
Salaries and employee benefits	(2,775)	(2,206)	(2,476)	(7,457)
Professional fees	(842)	(610)	(1,239)	(2,691)
Marketing expenses	(1,044)	(10)	(1,171)	(2,225)
Technology expense	(507)	(470)	(1,080)	(2,057)
Allowance for credit losses	—	270	—	270
Other general and administrative expenses	(999)	(542)	(782)	(2,323)
XBT/ETP Pricing differential (4)	—	—	(18,122)	(18,122)
Segment EBITDA	$46,323	$21,261	$(8,560)	$59,024

Share based compensation	—	—	171	171
Depreciation and amortization	(1,025)	(192)	(192)	(1,409)
Interest income	159	159	158	476
Interest expense	(992)	(992)	(992)	(2,976)
Gain on treasury digital assets	—	—	5,538	5,538
Fair value gain on investments	—	—	(689)	(689)
XBT/ETP Pricing differential (4)	—	—	18,122	18,122
Income/(loss) before income taxes	$44,465	$20,236	$13,556	$78,257

(1)	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.